Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions and Balances [Abstract]
Schedule of loans originated to related parties
	Loans made to Related Parties		Loans Receivable from Related Parties
	During the nine months ended September 30,		As of September 30,	As of December 31,
	2017	2016	2017	2016
	(Unaudited)	(Unaudited)	(Unaudited)
Related companies of non-controlling investors of Feng Hui	$6,731,882	$—	$3,606,365	$—

	Loans made to Related Parties		Loans Receivable from Related Parties
	During the years ended December 31,		As of December 31,	As of December 31,
	2016	2015	2016	2015
Employees of the Company	$-	$2,445,094	$-	$1,113,730

Schedule of loans from a related party
Creditor	Entrust Bank Name	Interest Rate	Term	Principal	As of December 31, 2016	As of December 31, 2015
A non-controlling shareholder of the Company (until May 5, 2015)	China Merchants Bank	Fixed annual rate of 12%	From January 27, 2015 to December 26, 2015	$1,605,446	$-	$1,605,446

Schedule of guarantees loan
	For the nine Months ended September 30,		September 30,	December 31,
Shareholders and related parties	2017	2016	2017	2016
	(Unaudited)	(Unaudited)	(Unaudited)

Non-controlling shareholders of the Company	64,671,145	93,656,661	57,234,519	39,886,130
Related companies of a non-controlling shareholder of the Company	44,696,389	25,432,342	37,480,653	46,456,542
	$109,367,534	$119,089,003	$94,715,172	$86,342,672

	For the years ended December 31,		As of December 31,	As of December 31,
Shareholders and related parties	2016	2015	2016	2015
Non-controlling shareholders of the Company	$110,504,045	$65,943,681	$39,886,130	$43,416,978
Legal representative of the Company and a non-controlling shareholder of the Company	-	907,077	-	870,342
Related companies of a non-controlling shareholder of the Company	62,383,161	25,382,096	46,456,542	7,005,869
Employee of the Company	75,255	481,634	-	-
Management of non-controlling shareholders of the Company	-	3,729,450	-	3,578,416
	$172,962,461	$96,443,938	$86,342,672	$54,871,605

Schedule of guarantees of the short-term bank loans
Bank name	Aggregated Principal	As of September 30, 2017	Shareholders and related parties
	(Unaudited)	(Unaudited)
Tianshan Rural Commercial Bank	$8,264,587	$6,754,203	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,502,652	1,502,652	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,456,100	3,456,100	General manager of the Company and non-controlling shareholders of the Company
	$13,223,339	$11,712,955

Bank name	Aggregated Principal	As of December 31, 2016	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,639,593	$2,879,864	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,439,932	1,439,932	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,311,845	3,311,845	General manager of the Company and non-controlling shareholders of the Company
	$13,391,370	$7,631,641

			December 31,	December 31,
Lender name	Interest rate	Term	2016	2015
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 12.0%	From May 29, 2015 to May 28, 2016	$-	$9,365,806
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.5%	From October 29, 2015 to Oct 28, 2016	-	15,373,476
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	14,370,526	-
Less unamortized financing cost			(215,558)
			$14,154,968	$24,739,282

Schedule of guarantees of the secured loans
Lender name	Principal	As of September 30, 2017	Shareholders and related parties
	(Unaudited)	(Unaudited)
China Great Wall Assets Management Co. Ltd.	$14,996,469	$14,996,469	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	15,026,522	15,026,522	Non-controlling shareholders of the Company
	$30,022,991	$30,022,991

Lender name	Principal	As of December 31, 2016	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$37,495,842	$14,370,526	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	28,798,648	14,399,325	Non-controlling shareholders of the Company
	$66,294,490	$28,769,851

Lender name	Principal	As of December 31, 2016	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$37,495,842	$14,370,526	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	28,798,648	14,399,325	Non-controlling shareholders of the Company
	$66,294,490	$28,769,851

Lender name	Principal	As of December 31, 2015	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$40,896,132	$24,739,282	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	15,404,285	15,404,285	Non-controlling shareholders of the Company
	$56,300,417	$40,143,567

Schedule of amount due from a related party
	December 31,	December 31,
	2016	2015
A related company of non-controlling shareholders of the Company	$-	$1,653,839